CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 8 – CONCENTRATIONS

The Company does substantially all of its total business with five customers. The concentration of customer revenue for the nine months ended September 30, 2021 and 2020 as percentage of total sales of $2,112,580 and $1,260,539 respectively is as follows:

	2021	2020
Customer A	25%	28%
Customer B	25%	23%
Customer C	18%	21%
Customer D	18%	13%
Customer E	13%	-

NOTE 8 – CONCENTRATIONS

The Company does substantially all of its business with 4 customers. These customers accounted for % and 91% of revenues for the years ended December 31, 2020, and 2019, respectively.

	2020	2019
Customer A	34	29%
Customer B	24	25%
Customer C	22	20%
Customer D	11	17%
Total	91%	91%